CONSOLIDATED BALANCE SHEETS (Parentheticals) - $ / shares	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Mar. 23, 2023
Common stock, par value (in Dollars per share)	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized (in Shares)	500,000,000	500,000,000	500,000,000
Common stock, shares issued (in Shares)	15,093,055	9,762,258	5,567,957
Common stock, shares outstanding (in Shares)	15,093,055	9,762,258	5,567,957
Series D Preferred Stock
Preferred stock, par value (in Dollars per share)	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares issued (in Shares)	0	25,000	250,000
Preferred stock, shares outstanding (in Shares)	0	25,000	250,000
Series F Preferred Stock
Preferred stock, par value (in Dollars per share)	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares issued (in Shares)	0	0	20,057
Preferred stock, shares outstanding (in Shares)	0	0	20,057
Series X Preferred Stock
Preferred stock, par value (in Dollars per share)	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares issued (in Shares)	42,103	19,703	24,227
Preferred stock, shares outstanding (in Shares)	42,103	19,703	24,227
Series E Preferred Stock
Preferred stock, par value (in Dollars per share)		$ 0.01	$ 0.01
Preferred stock, shares issued (in Shares)		0	0
Preferred stock, shares outstanding (in Shares)		0	0